Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
The Company evaluated subsequent events from September 30, 2023, the date of these unaudited condensed consolidated financial statements, through November 9, 2023, which represents the date the unaudited condensed consolidated financial statements were issued, for events requiring recording or disclosure in the unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2023. The Company concluded that no events have occurred that would require recognition or disclosure in the unaudited condensed consolidated financial statements.

17. Subsequent Events
Management has evaluated subsequent events through May 15, 2023, the date which the financial statements were available to be issued and determined that there were no additional subsequent events requiring recording or disclosure in the Company’s financial statements except as noted below.
The Company issued 209,046 stock option awards from the 2019 Plan during the period January 1, 2023 until May 15, 2023.